Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events

13. Subsequent Events

Dividends on 6% Preferred Stock

On July 1, 2026, the board of directors of the Company declared a quarterly cash dividend of $0.15 per share on the Company’s 6% Convertible Exchangeable Preferred Stock scheduled for August 1, 2026. The cash dividend was paid on August 1, 2026, to Preferred Stock stockholders of record as of the close of business on July 23, 2026. The Board of Directors will continue to evaluate the payment of a quarterly cash dividend on a quarterly basis.

20. Subsequent Events

Preferred Stock

On January 12, 2026, the Board of Directors of Bio Green Med Solution, Inc. (the “Company”) declared a quarterly cash dividend of $0.15 per share on the Company’s 6% Convertible Exchangeable Preferred Stock (the “Preferred Stock”). The dividend was paid on February 1, 2026, to Preferred Stock stockholders of record as of the close of business on January 22, 2026.

Delisting of 6% Convertible Exchangeable Preferred Stock

Further to Nasdaq notices received September 11, 2025 and March 12, 2026 in connection with the Company’s failure to satisfy a continued listing rule in relation to its 6% Convertible Exchangeable Preferred Stock (listed on The Nasdaq Capital Market under the symbol “BGMSP”), trading of the Preferred Stock was suspended at the opening of business on March 23, 2026, and a Form 25-NSE was filed with the Securities and Exchange Commission, which removed the Company’s securities from listing and registration on The Nasdaq Stock Market.

It is expected that the Preferred Stock will be delisted from The Nasdaq Capital Market on or after April 2, 2026. The Company believes that the Preferred Stock may be quoted and traded on the OTC Markets after April 2, 2026. The delisting does not affect the Company’s Common Stock (listed on The Nasdaq Capital Market under the symbol “BGMS”).

Future NRG Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Subsequent Events

14.	SUBSEQUENT EVENTS

(a)	Change of shareholder

On 16 March 2026, the holding company, Fitters, entered into Share Sale Agreements with multiple purchasers for the disposal of 28,000,000 ordinary shares in the Company, representing its entire equity interest, for a total cash consideration of RM15,200,000, as follows:

●	5,600,000 shares to nine individual purchasers, representing 20% of the total shareholding, for an aggregate consideration of RM3.04 million;
●	15,400,000 shares to Perfect Energy Sdn. Bhd., representing 55% of the total shareholding, for a consideration of RM8.36 million;
●	7,000,000 shares to Antbiz Sdn. Bhd., representing 25% of the total shareholding, for a consideration of RM3.80 million.

Upon completion of the transaction, the Company will cease to be a wholly-owned subsidiary of Fitters. There have been no additional subsequent events that would require disclosure in, or adjustment to, the parent company financial statements as of and for the year ended December 31, 2025. On March 26, 2026, the conditions precedent in the Agreements have been fulfilled and hence become unconditional. Both the Company and the Purchasers have executed the registrable forms of transfer of securities and mutually agreed that the completion is effective on March 26, 2026.

(b)	Disposal of subsidiary, Solid Orient Holdings Sdn. Bhd.

On December 22, 2025, the Company entered into a Share Sale Agreement (“SSA”) with the ultimate holding company, Fitters to dispose of its 100% equity interest in SOH, which represents the Company’s entire palm oil milling segment. On January 8, 2026, the Company’s wholly-owned subsidiary, SOH, allotted 46,700,000 new ordinary shares at an issue price of RM1.00 per share to the ultimate holding company, Fitters for a total cash consideration of RM46,700,000. As a result of this share allotment, the Company’s equity interest in SOH was diluted from 100% to 18.36%, and the Company ceased to exercise a controlling financial interest, leading to the deconsolidation of SOH as a subsidiary effective from that date. In conjunction with this restructuring, the intercompany payable previously due to the ultimate holding company was settled through a combination of this capital injection and a subsequent waiver of the remaining balance, which is expected to result in a gain on debt settlement in the 2026 fiscal year.

The Company completed the disposal of its remaining 18.36% equity interest (comprising 10,500,000 shares) in SOH to the ultimate holding company on January 23, 2026 pursuant to the Share Sale Agreement (“SSA”) executed on December 22, 2025. The transaction was finalized for a total cash consideration of RM10,500,000 (equivalent to USD 2,585,620). Proceeds from the sale were utilized to settle outstanding obligations and provide additional working capital for the Company’s continuing operations. The disposal proceeds were applied toward the reduction of outstanding payables due to Fitters Diversified Berhad. Any resulting gain or loss arising from the disposal will be recognized in the Group’s consolidated financial statements for the year ending December 31, 2026.

No other subsequent events requiring disclosure or adjustment have occurred.